INCOME TAXES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Current
Federal
State
Foreign
Total current tax benefits
Deferred
Federal
State
Foreign
Total deferred tax benefits